PROSPECTUS MAY 1, 2007

AXA PREMIER VIP TRUST

Target Allocation Portfolios

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

The Securities and Exchange Commission has not approved any portfolio’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

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INTRODUCTION

AXA Premier VIP Trust (“Trust”) is comprised of twenty-two (22) distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes the Class A shares of the four (4) Target Allocation Portfolios of the Trust (the “Target Allocation Portfolios”). The Target Allocation Portfolios are designed as a convenient approach to help investors meet retirement goals. Information on the Target Allocation Portfolios, including investment objectives, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of each Target Allocation Portfolio may be changed without a shareholder vote.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”) issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.

The investment manager to the Target Allocation Portfolios is AXA Equitable (the “Manager”). The Manager, through its AXA Funds Management Group unit, provides the day-to-day management of the Target Allocation Portfolios. Information regarding AXA Equitable is included under “Management Team” in this prospectus.

The co-distributors for each Target Allocation Portfolio are AXA Advisors, LLC and AXA Distributors, LLC (“Co-Distributors”).

An investment in a Target Allocation Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these portfolios, be sure to read all risk disclosures carefully before investing.

Table of

GOALS, STRATEGIES & RISKS OF THE TARGET ALLOCATION PORTFOLIOS

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Investment Goal

Each Target Allocation Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Principal Investment Strategies

Each Target Allocation Portfolio seeks to achieve its objective by investing in other mutual funds managed by AXA Equitable (the “Underlying Portfolios”), which represent a variety of asset classes and investment styles. Each Target Allocation Portfolio is managed to the specific year of planned retirement included in its name (the “retirement year”). Each Target Allocation Portfolio’s asset mix will become more conservative each year until reaching the year approximately ten years after the retirement year (the “target year”) at which time the asset allocation mix will become relatively static. The asset classes in which the Target Allocation Portfolios may invest generally are divided into domestic equity, international equity, fixed income and short term investments. The following chart shows each Target Allocation Portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the Target Allocation Portfolio invests) as of the date of this prospectus.

Target Allocation Portfolio Asset Allocation by Retirement Year

Approximate Number of Years Before/After Retirement	40	30	20	10	Retirement	5 Yrs After	10 Yrs After
Target Allocation Portfolio	2045	2035	2025	2015		N/A*	N/A*
Asset Class
Domestic Equity	70%	60%	55%	45%	35%	25%	15%
International Equity	30%	30%	25%	25%	15%	15%	5%
Fixed Income**	0%	8%	18%	28%	45%	40%	50%
Short Term	0%	2%	2%	2%	5%	20%	30%
*	These allocations are not specific to any current Target Allocation Portfolio, but reflect the expected future allocations of any Target Allocation Portfolio once it reaches 5 and 10 years after its retirement year, respectively. The retirement year assumes that an investor retires at age 65.
**	These target allocations may include investment grade and high yield fixed income classes and may include domestic and foreign investments.

The following chart illustrates how the asset mix of the Target Allocation Portfolios will vary over time. In general, the asset mix of each Target Allocation Portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments.

AXA Equitable establishes the asset mix of each Target Allocation Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios. AXA Equitable may sell a Portfolio’s holdings in an Underlying Portfolio for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

AXA Equitable will permit the relative weightings of a Target Allocation Portfolio’s asset classes to vary in response to the markets, but ordinarily only by plus/minus 15%. Beyond those ranges, AXA Equitable generally will use cash flows, and periodically will rebalance to keep each portfolio within the asset allocation targets for that Target Allocation Portfolio. However, there may be occasions when those ranges will expand to 20% of the Target Allocation Portfolio’s assets due to, among other things, appreciation or depreciation of one of the asset classes.

Information regarding the Underlying Portfolios in which the Target Allocation Portfolios currently may invest is included in this prospectus under the heading “Information Regarding the

Underlying Portfolios.” Each of the Underlying Portfolios is advised by AXA Equitable and sub-advised by other advisers, certain of which are affiliates of AXA Equitable. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to the fees directly associated with a Target Allocation Portfolio, you also will indirectly bear the fees of the Underlying Portfolios, which include management and administration fees paid to AXA Equitable, and in certain instances, advisory fees paid by AXA Equitable to its affiliates. The Target Allocation Portfolios will purchase Class A or Class IA shares (as applicable) of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Underlying Portfolios may already be available directly as an investment option in your variable annuity contract or variable life policy. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of a Target Allocation Portfolio instead of in the Target Allocation Portfolio itself. However, not all of the Underlying Portfolios of a Target Allocation Portfolio may be available as an investment option in your variable annuity contract or variable life policy. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

Principal Investment Risks

An investment in a Target Allocation Portfolio is not guaranteed; you may lose money by investing in a Target Allocation Portfolio. When you sell your shares of a Target Allocation Portfolio, they could be worth more or less than what you paid for them.

The value of your investment in a Target Allocation Portfolio will change with changes in the values of that Target Allocation Portfolio’s investments in the Underlying Portfolios. Many factors can affect those values. In this summary, we describe the principal risks that may affect a Target Allocation Portfolio’s investments as a whole. The degree to which the following risks apply to a particular Target Allocation Portfolio varies according to the Target Allocation Portfolio’s asset allocation. In general, a Target Allocation Portfolio with a later retirement year is expected to be more volatile, and thus riskier, than a Target Allocation Portfolio with an earlier retirement year. A Target Allocation Portfolio that has achieved its retirement year and thereafter would be expected to be the least volatile of the Portfolios.

Each Target Allocation Portfolio’s principal risks will change depending on the asset mix of the Underlying Portfolios. This prospectus includes more information about the Underlying Portfolios, their investments, and related risks under “Information Regarding the Underlying Portfolios.”

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Risks Associated with Underlying Portfolios — The investments of each Target Allocation Portfolio are concentrated in the Underlying Portfolios and, thus, each Target Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the Target Allocation Portfolios invest in Underlying Portfolios, each Target Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the Target Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the Target Allocation Portfolios and the Underlying Portfolios are subject to certain general risks, including market risk, issuer- specific risk, portfolio management risk and sub-adviser selection risk. In addition, to the extent an Target Allocation Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Target Allocation Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, fixed income risk, credit risk, foreign investing and emerging markets risk and lower-rated securities risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

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Affiliated Portfolio Risk — In managing the Target Allocation Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the Target Allocation Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Market Risk — The Underlying Portfolios’ share price, and thus the share price of a Target Allocation Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Portfolio Management Risk — The risk that AXA Equitable’s target allocations among the asset classes and its selection of the Underlying Portfolios fail to produce the desired results.

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Investments in Other Investment Companies and Expenses — The Portfolios invest substantially all of their assets in the Underlying Portfolios. By investing in the Underlying Portfolios, the Target Allocation Portfolios will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the Portfolio’s direct fees and expenses. Your cost of investing in the Target Allocation Portfolios, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

More information about the risks of an investment in a Target Allocation Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

Information about portfolio performance is not provided because the Target Allocation Portfolios do not have returns for a full calendar year. The inception date for the Target Allocation Portfolios is September 1, 2006.

FEES AND EXPENSES OF THE TARGET ALLOCATION PORTFOLIOS

The following table describes the fees and expenses that you would pay if you buy and hold shares of each Target Allocation Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses. There are no fees or charges to buy or sell shares of the Target Allocation Portfolios, reinvest dividends or exchange into other portfolios.

Annual Operating Expenses

(expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)

Target 2015 Allocation Portfolio
CLASS A
Management fee	0.10%
Distribution and/or service 12b-1 fees	0.00%
Other expenses	7.88%
Acquired Fund Fees and Expenses (Underlying Portfolios)*	0.53%
Total operating expenses	8.51%
Less waivers/expense reimbursements**	(7.63)%
Net operating expenses and Acquired Fund Fees and Expenses	0.88%
Net operating expenses (excluding Acquired Fund Fees and Expenses)**	0.35%
Target 2025 Allocation Portfolio
CLASS A
Management fee	0.10%
Distribution and/or service 12b-1 fees	0.00%
Other expenses	7.29%
Acquired Fund Fees and Expenses (Underlying Portfolios)*	0.52%
Total operating expenses	7.91%
Less waivers/expense reimbursements**	(7.04)%
Net operating expenses and Acquired Fund Fees and Expenses	0.87%
Net operating expenses (excluding Acquired Fund Fees and Expenses)**	0.35%
Target 2035 Allocation Portfolio
CLASS A
Management fee	0.10%
Distribution and/or service 12b-1 fees	0.00%
Other expenses	9.56%
Acquired Fund Fees and Expenses (Underlying Portfolios)*	0.52%
Total operating expenses	10.18%
Less waivers/expense reimbursements**	(9.31)%
Net operating expenses and Acquired Fund Fees and Expenses	0.87%
Net operating expenses (excluding Acquired Fund Fees and Expenses)**	0.35%
Target 2045 Allocation Portfolio
CLASS A
Management fee	0.10%
Distribution and/or service 12b-1 fees	0.00%
Other expenses	10.49%
Acquired Fund Fees and Expenses (Underlying Portfolios)*	0.52%
Total operating expenses	11.11%
Less waivers/expense reimbursements**	(10.24)%
Net operating expenses and Acquired Fund Fees and Expenses	0.87%
Net operating expenses (excluding Acquired Fund Fees and Expenses)**	0.35%
*	Based on estimated amounts. The portfolio invests in shares of other investment companies. Therefore, the portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the portfolio will be reduced by each underlying investment company’s expenses.
**	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative, and other fees to limit the expenses of the portfolio until April 30, 2008 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of each Target Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the portfolio invests and extraordinary expenses) do not exceed 0.35% for Class A shares and 0.60% for Class B shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the portfolio’s expense ratio and such reimbursements do not exceed the portfolio’s expense cap. The manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management Team — The Manager — Expense Limitation Agreement”.

FEES AND EXPENSES OF THE TARGET ALLOCATION PORTFOLIOS (cont’d)

Example

The expense example that accompanies the table is intended to help you compare the direct and indirect costs of investing in each Target Allocation Portfolio with the cost of investing in other investment options. It does not show certain indirect costs of investing. The example assumes that:

•	You invest $10,000 in a Target Allocation Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Target Allocation Portfolio’s operating expenses remain the same (and the expenses of the Underlying Portfolios incurred indirectly); and

•	The expense limitation currently in place is not renewed.

The example should not be considered a representation of past or future expenses of the Target Allocation Portfolios. Actual expenses may be higher or lower than those shown. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. The example does not reflect any Contract-related fees and expenses. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. In addition, the fees and expenses of the Underlying Portfolios incurred indirectly by a Target Allocation Portfolio will vary depending on, among other things, the Target Allocation Portfolio’s allocation of assets among the Underlying Portfolios.

	Target 2015 Allocation Portfolio	Target 2025 Allocation Portfolio
	CLASS A	CLASS A
1 year	$ 90	$ 89
3 years	$1,800	$1,689
5 year	$3,393	$3,197
10 years	$6,910	$6,599

	Target 2035 Allocation Portfolio	Target 2045 Allocation Portfolio
	CLASS A	CLASS A
1 year	$ 89	$ 89
3 years	$2,100	$2,263
5 year	$3,909	$4,180
10 years	$7,672	$8,037

MORE ABOUT INVESTMENT STRATEGIES & RISKS

Each Target Allocation Portfolio follows a similar investment strategy; however, a Portfolio’s allocation among Underlying Portfolios will vary depending on its retirement date, and therefore its exposure to risk will vary. To the extent a Target Allocation Portfolio invests in Underlying Portfolios that invest primarily in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent a Target Allocation Portfolio invests in Underlying Portfolios that invest primarily in fixed income securities, the performance of the portfolio will be subject to the risks of investing in fixed income securities. To the extent a Target Allocation Portfolio invests in Underlying Portfolios that invest primarily in foreign securities, the performance of the portfolio will be subject to the risks of investing in foreign securities.

The Target Allocation Portfolios also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Target Allocation Portfolio take this action, it may not achieve its investment objective. The Target Allocation Portfolios also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes. The Underlying Portfolios have principal investment strategies that come with inherent risks. Certain Underlying Portfolios may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. Each Underlying Portfolio’s principal risks are described in more detail in the Underlying Portfolio’s prospectus.

General Risks of Underlying Portfolios

Each of the Underlying Portfolios may be subject to certain general investment risks, as discussed below.

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Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A portfolio could lose all of its investments in a company’s securities.

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Leveraging Risk — When a portfolio borrows money or otherwise leverages its holdings, the value of an investment in that portfolio will be more volatile and all other risks will tend to be compounded. The Underlying Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

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Liquidity Risk — The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio.

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Net Asset Value Risk — The market price of an Underlying ETF may be different from its net asset value (i.e., the Underlying ETF may trade at a discount or premium to its net asset value). The performance of a portfolio could be adversely impacted.

•	Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

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Passive Investment Risk — Most ETFs are not actively managed. Each Underlying ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, the Underlying ETFs do not change their investment strategies to respond to changes in the economy. This means that an Underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

•	Portfolio Management Risk — The risk that the strategies used by the Underlying Portfolios’ sub-advisers and their securities selections fail to produce the intended results.

•	Portfolio Turnover Risk — High portfolio turnover may result in increased transaction costs to an Underlying Portfolio, which may result in higher fund expenses and lower total returns.

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Security Risk — The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

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Securities Lending Risk — For purposes of realizing additional income, the Underlying Portfolios may lend securities to broker-dealers approved by the relevant Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

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Sub-Adviser Selection Risk — The risk that the process for selecting or replacing a sub-adviser for an Underlying Portfolio and the decision to select or replace a sub-adviser does not produce the intended result.

Risks of Equity Investments

Each Target Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios that emphasize investments in equity securities. Therefore, as an investor in a Target Allocation Portfolio, the return on your investment will be based, to some extent, on the

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

risks and rewards of equity securities. In general, the performance of the Target Allocation Portfolios with later retirement dates, such as the Target 2035 Allocation and Target 2045 Allocation Portfolios, will be subject to the risks of investing in equity securities to a greater extent than the Portfolios with earlier retirement dates. The risks of investing in equity securities include:

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Convertible Securities Risk — Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the Sub-adviser of a portfolio will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities.

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Derivatives Risk — An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on an Underlying Portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. The possible lack of a liquid secondary market for derivatives and the resulting inability of the portfolio to sell or otherwise close a derivatives position could expose the portfolio to losses and could make derivatives more difficult for the portfolio to value accurately. These types of transactions will be used by an Underlying Portfolio primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that an Underlying Portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

•	Futures and Options Risk — To the extent an Underlying Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

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Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

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Exchange Traded Funds (“ETFs”) Risk — When a portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the portfolio’s direct fees and expenses. Therefore, the cost of investing in the portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, ETFs may change their investment objectives or policies without the approval of the portfolio. If that were to occur, the portfolio might be forced to withdraw its investment from the ETF at a time that is unfavorable to the portfolio. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a portfolio that invests in such an ETF could be adversely impacted.

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Inactive Market Risk — Although the Underlying ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for the shares of the Underlying ETFs will develop or be maintained. The lack of liquidity in

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the list of the shares will continue to be met or will remain unchanged.

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Market Risk — An Underlying ETFs’ share prices, and thus the share price of the Portfolio, can fall, sometimes rapidly and unpredictably, because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market.

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Portfolio Management Risk — The risk that AXA Equitable’s selection of the Underlying ETFs, and its allocation and reallocation of portfolio assets amount the Underlying ETFs, may not product the desired results. The Manager selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result, the Portfolio may underperform other funds with the same objective or in the same asset class.

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Tracking Error Risk — Imperfect correlation between each Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause and Underlying ETF’s performance to not match the performance of its index.

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Underlying ETF Management Risk — No Underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each Underlying ETF may not produce the intended results.

•	Valuation Risk — The risk that an Underlying ETF has valued certain securities at a higher price than it can sell them for.

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Focused Portfolio Risk — Underlying Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the portfolio’s net asset value.

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Health Care Sector Risk — The value of the portfolio’s shares is particularly vulnerable to factors affecting the health care sector, such as substantial government regulation. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

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Index-Fund Risk — An index portfolio invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

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Investment Company Securities Risk — A portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

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Investment Style Risk — The sub-advisers to the Underlying Portfolios may use a particular style or set of styles, such as “growth” or “value” styles, to select investments for the Underlying Portfolio. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Underlying Portfolio’s share price.

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Growth Investing Risk — Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Sub-advisers for the Underlying Portfolios using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such sub-advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the sub-advisers, regardless of movements in the securities market.

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

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Value Investing Risk — Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Sub-advisers for Underlying Portfolios using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Large-Capitalization Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Non-Diversification Risk — Certain Underlying Portfolios are classified as “non-diversified” investment companies, which means that the proportion of the portfolio’s assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (“1940 Act”). Since a relatively high percentage of a non-diversified portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of the portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a portfolio’s investment performance, as the portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

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Sector Concentration Risk — The value of the shares of an Underlying Portfolio that concentrates its investments in a particular industry sector, such as the health care or technology sectors, is particularly vulnerable to factors affecting that industry sector and could experience greater volatility than stock funds investing in a broader range of industries.

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Small- and Mid-Capitalization Risk — There may be an increased risk for Underlying Portfolios that invest in small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

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Technology Sector Risk — To the extent a Portfolio invests in the technology sector, the value of the portfolio’s shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Risks of Fixed Income Investments

Each Target Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, as an investor in a Target Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments.

In general, the performance of the Target Allocation Portfolios with earlier retirement dates will be subject to the risks of investing in fixed income securities to a greater extent than those with later retirement dates. The risks of investing in fixed income securities include:

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Banking Industry Sector Risk — To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

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Convertible Securities Risk — Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the Sub-adviser of a portfolio will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities.

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Credit/Default Risk — The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Lower rated securities involve a substantial risk of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s credit worthiness.

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Derivatives Risk — An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on an Underlying Portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. The possible lack of a liquid secondary market for derivatives and the resulting inability of the portfolio to sell or otherwise close a derivatives position could expose the portfolio to losses and could make derivatives more difficult for the portfolio to value accurately. These types of transactions will be used by an Underlying Portfolio primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that an Underlying Portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

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Index-Fund Risk — An index portfolio invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

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Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Underlying Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

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Investment Grade Securities Risk — Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by S&P and Baa or higher by Moody’s are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

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Loan Participation Risk — An Underlying Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the portfolio could be held liable as a co-lender.

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Lower-Rated Securities Risk (also referred to as Junk Bond/Below Investment Grade Securities Risk) — Lower rated bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength and tend to more greatly affected by economic downturn than issuers of higher grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the portfolio’s net asset value. A portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. Lower-rated securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a lower rated security’s value will decrease in a rising interest rate market, as will the value of the portfolio’s assets. If the portfolio experiences unexpected net redemptions, this may force it to sell its lower-rated securities, without regard to their investment merits, thereby decreasing the asset base upon which the portfolio expenses can be spread and possibly reducing the portfolio’s rate of return.

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

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Money Market Risk — Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of money market portfolios’ investments, increases in interest rates and deteriorations in the credit quality of the instruments the portfolio has purchased may reduce the portfolio’s yield. In addition, the portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

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Mortgage-Backed and Asset-Backed Securities Risk — The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. The early retirement of particular classes or series of a collateralized mortgage obligation held by an Underlying Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

Risks of Foreign Securities Investments

Each Target Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios that invest primarily in foreign securities. Therefore, as an investor in a Target Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of foreign securities.

The value of an Underlying Portfolio’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

The following is a more detailed description of the primary risks of investing in foreign securities:

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Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

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Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, an Underlying Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

•	Geographic Risk — The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

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Political/Economic Risk — Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on an Underlying Portfolio’s foreign investments.

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Regulatory Risk — Less information may be available about foreign companies. In general, foreign companies are not subject to uniform, accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

•	Transaction Costs Risk — The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS

The following is information regarding the Underlying Portfolios. If you would like more information about the Underlying Portfolios, the Prospectuses and Statements of Additional Information are available by contacting your financial professional, or the portfolios at:

AXA Premier VIP Trust

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
EQ/Equity 500 Index Portfolio	Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio typically will hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk
EQ/Marsico Focus Portfolio	Seeks long-term growth of capital.	The Portfolio, which is non-diversified, invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential. For purposes of this Portfolio, companies having a market capitalization of $4 billion or more generally are considered large companies.	• Equity Risk • Focused Portfolio Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk • Non-Diversification Risk • Portfolio Turnover Risk
EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000 Index. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Liquidity Risk • Small-Cap Company Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
EQ/Small Cap Value Portfolio	Seeks capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States companies with small market capitalizations (i.e., companies with market capitalizations within the range of companies represented in the Russell 2000 Index) that the Sub-adviser believes are inexpensively priced relative to the return on total capital or equity.

•   Convertible Securities Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Focused Portfolio Risk

•   Foreign Securities Risk and Emerging Markets Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Multiple Adviser Risk

•   Non-Diversification Risk

•   Small-Cap and Mid-Cap Company Risk

•   Value Investing Risk

EQ/Small Company Growth Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small capitalization companies. The Sub-advisers focus the Portfolio’s investments on those securities exhibiting certain growth characteristics.

•   Convertible Securities Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities Risk and Emerging Markets Risk

•   Growth Investing Risk

•   Leveraging Risk

•   Liquidity Risk

•   Multiple Adviser Risk

•   Small-Cap Company Risk

Multimanager Aggressive Equity Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in securities of large capitalization growth companies, although the Sub-advisers may invest, to a certain extent, in equity securities of small- and mid-capitalization growth companies as well.

•   Credit/Default Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Large Capitalization Risk

•   Liquidity Risk

•   Portfolio Management Risk

•   Small- and Mid- Capitalization Risk

•   Sub-Adviser Selection Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
Multimanager Health Care Portfolio	Long term growth of capital.	Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies primarily engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences. While the portfolio can invest in securities of U.S. and foreign companies of any size, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

•   Equity Risk

•   Foreign Investing Risk

•   Health Care Sector Risk

•   Issuer Specific Risk

•   Large Capitalization Risk

•   Non-Diversification Risk

•   Portfolio Management Risk

•   Sector Concentration Risk

•   Small- and Mid- Capitalization Risk

•   Sub-Adviser Selection Risk

Multimanager Large Cap Core Equity Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment. The Sub-advisers generally choose investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both.	• Equity Risk • Foreign Investing and Emerging Markets Risk • Issuer-Specific Risk • Large Capitalization Risk • Portfolio Management Risk • Sub-Adviser Selection Risk
Multimanager Large Cap Growth Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment. The Portfolio intends to invest primarily in common stocks but may also invest in other securities that the Sub-advisers believe provide opportunities for capital growth.

•   Derivatives Risk

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Large Capitalization Risk

•   Portfolio Management Risk

•   Sub-Adviser Selection Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
Multimanager Large Cap Value Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment. The Sub-advisers use an investment style that focuses on companies that are currently under-priced using certain financial measurements.	• Equity Risk • Foreign Investing and Emerging Markets Risk • Investment Style Risk • Issuer-Specific Risk • Large Capitalization Risk • Portfolio Management Risk • Sub-Adviser Selection Risk
Multimanager Mid Cap Growth Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Medium market capitalization companies are companies with market capitalization within the range of companies in the Russell Mid Cap Growth Index. The Sub-advisers utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle.

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Liquidity Risk

•   Mid-Capitalization Risk

•   Portfolio Management Risk

•   Sub-Adviser Selection Risk

Multimanager Mid Cap Value Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Medium market capitalization companies are companies with market capitalization within the range of companies in the Russell Mid Cap Value Index. The Sub-advisers utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements.

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Liquidity Risk

•   Mid-Capitalization Risk

•   Portfolio Management Risk

•   Sub-Adviser Selection Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
Multimanager Small Cap Growth Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Growth Index. The Sub-advisers focus the Portfolio’s investments on those securities exhibiting certain growth characteristics.

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Liquidity Risk

•   Portfolio Management Risk

•   Small Capitalization Risk

•   Sub-Adviser Selection Risk

Multimanager Small Cap Value Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index.

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Liquidity Risk

•   Portfolio Management Risk

•   Small Capitalization Risk

•   Sub-Adviser Selection Risk

Multimanager Technology Portfolio	Long-term growth of capital	Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the internet products and services, computer, electronic, hardware and components, communication, software, e-commerce, information service, healthcare equipment and services, including medical devices, biotechnology, chemical products and synthetic materials, defense and aerospace industries, environmental services, nanotechnology, energy equipment and services, and electronic manufacturing services. The portfolio does not limit its investment to issuers with a specific market capitalization range. While the portfolio can invest in securities of U.S. and foreign companies, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

•   Equity Risk

•   Foreign Investing Risk

•   Issuer-Specific Risk

•   Large Capitalization Risk

•   Non-Diversification Risk

•   Portfolio Management Risk

•   Sector Concentration Risk

•   Small- and Mid-Capitalization Risk

•   Sub-Adviser Selection Risk

•   Technology Sector Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
FIXED INCOME — INVESTMENT GRADE BOND
EQ/Bond Index Portfolio	Seeks a total return before expenses that approximates the total return performance of the Lehman Brothers Aggregate Bond Index (“Bond Index”), including reinvestment of coupon payments, at a risk level consistent with that of the Bond Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in fixed securities in the Bond Index. To maintain liquidity, the Portfolio may invest up to 20% of its assets in various short-term fixed income securities and money market instruments. The Portfolio attempts to have a correlation between its performance and that of the Index of at least 0.85, before expenses. A correlation of 1.00 would mean that the Portfolio and the Index were perfectly correlated.

•   Credit Risk

•   Derivatives Risk

•   Fixed Income Risk

•   Foreign Securities Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

Multimanager Core Bond Portfolio	To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. The Portfolio may purchase bonds of any maturity, but generally the portfolio’s overall effective duration will be of an intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index (currently, approximately 4.45 years).

•   Credit/Default Risk

•   Currency Risk

•   Derivatives Risk

•   Foreign Investing and Emerging Markets Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Issuer-Specific Risk

•   Liquidity Risk

•   Lower-Rated Securities Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Portfolio Management Risk

•   Sub-Adviser Selection Risk

FIXED INCOME — INTERNATIONAL AND NON-INVESTMENT GRADE BOND
EQ/Evergreen International Bond Portfolio	Seeks capital growth and current income.	The Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies.

•   Credit Risk

•   Currency Risk

•   Derivatives Risk

•   Emerging Markets Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Junk Bonds or Lower Rated Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
FIXED INCOME — INTERNATIONAL AND NON-INVESTMENT GRADE BOND
Multimanager High Yield Portfolio	High total return through a combination of current income and capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds that are rated below investment grade (so called “junk bonds”). Junk bonds generally are rated Ba or lower by Moody’s or BB or lower by S&P or, if unrated, determined to be of comparable quality by a Sub-adviser. The Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers.

•   Credit/Default Risk

•   Currency Risk

•   Derivatives Risk

•   Foreign Investing and Emerging Markets Risk

•   Interest Rate Risk

•   Issuer-Specific Risk

•   Liquidity Risk

•   Lower-Rated Securities Risk

•   Loan Participation Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Portfolio Management Risk

•   Sub-Adviser Selection Risk

INTERNATIONAL EQUITY
EQ/International ETF Portfolio	Seeks long-term capital appreciation.	Invests in exchange traded securities of other investment companies (“ETFs”) that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world.

•   Market Risk (ETF Risk)

•   Portfolio Management Risk
(ETF Risk)

•   Asset Class Risk

•   Derivatives Risk

•   Equity Risk

•   Focused Portfolio Risk

•   Foreign Securities and Emerging Markets Risk

•   Inactive Market Risk

•   Investment Company Securities Risk

•   Investment Style Risk

•   Large-Cap Company Risk

•   Leveraging Risk

•   Liquidity Risk

•   Net Asset Value Risk

•   Opportunity Risk

•   Passive Investment Risk

•   Security Risk

•   Small-and Mid-Cap Company Risk

•   Tracking Error Risk

•   Underlying ETF Management Risk

•   Valuation Risk

EQ/Van Kampen Emerging Markets Equity Portfolio	Long term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries.

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Focused Portfolio Risk

•   Foreign Securities and Emerging Markets Risk

•   Growth Investing Risk

•   Junk Bond and Lower Rated Securities Risk

•   Liquidity Risk

•   Portfolio Turnover Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INTERNATIONAL EQUITY
Multimanager International Equity Portfolio	Long term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). Foreign securities include securities issued by companies in countries with either developed or developing economies.

•   Currency Risk

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Issuer-Specific Risk

•   Large-Capitalization Risk

•   Liquidity Risk

•   Portfolio Management Risk

•   Small and Mid-Capitalization Risk

•   Sub-Adviser Selection Risk

SHORT TERM
EQ/Money Market Portfolio	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.	• Banking Industry Sector Risk • Credit Risk • Fixed Income Risk • Foreign Securities Risk • Interest Rate Risk • Mortgage-Backed and Asset-Backed Securities Risk • Money Market Risk

MANAGEMENT TEAM

The Manager

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages each Target Allocation Portfolio. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, AXA Equitable is responsible for the general management and administration of the Trust and the Target Allocation Portfolios. In addition to its managerial responsibilities, AXA Equitable is responsible for determining the asset mix for each Target Allocation Portfolio and ensuring that the asset allocations are consistent with the guidelines that have been approved by the Trust’s board of trustees. AXA Equitable establishes the asset mix of each Target Allocation Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable also will rebalance each Target Allocation Portfolio’s holdings through its selection of Underlying Portfolios as deemed necessary to bring the asset allocation of a Target Allocation Portfolio back into alignment with its asset allocation target range.

A committee of AXA FMG investment personnel is responsible for the day-to-day management of each Target Allocation Portfolio. Kenneth Kozlowski and Kenneth Beitler serve as the lead portfolio managers of the committee with joint and primary responsibility for day-to-day management of the Portfolios.

Members of AXA FMG Committee	Business Experience
Kenneth T. Kozlowski, CFP®, ChFC, CLU	Mr. Kozlowski has served as Vice President of AXA Financial from February 2001 to present and as Chief Financial Officer of the Trust and other investment companies managed by AXA Equitable. He is responsible for portfolio administration and accounting and product development and has had primary day-to-day portfolio management responsibilities for AXA Equitable’s funds of funds since 2003.
Kenneth B. Beitler, CFA®	Mr. Beitler has served as Vice President of AXA Financial from February 2003 to present. From February 2002 to February 2003, he served as Assistant Vice President of AXA Financial and from May 1999 to February 2002 as Senior Investment Analyst of AXA Financial. He also has served as Vice President of the Trust and other investment companies managed by AXA Equitable since 2001. He is responsible for portfolio analysis and portfolio performance evaluation and has had primary day-to-day portfolio management responsibilities for AXA Equitable’s funds of funds since 2003.
Alwi Chan, CFA®	Mr. Chan has served as Assistant Vice President of AXA Equitable from November 2005 to present. From December 2002 to October 2005 he served as Senior Investment Analyst of AXA Financial. Mr. Chan served as a Senior Financial Analyst at the General Account Investment Group of AXA Equitable from June 1999 to November 2002. Mr. Chan assists in portfolio analysis and portfolio performance evaluation with respect to the Target Allocation Portfolios.
Xavier Poutas	Mr. Poutas joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003 he was a senior auditor with AXA Internal Audit. Prior to 2002, Mr. Poutas held several positions within the AXA Group. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Target Allocation Portfolios.

Information about each lead manager’s compensation, other accounts they manage and their ownership of securities in the portfolios is available in the Trust’s SAI. A discussion of the basis of the decision by the Board to approve the investment management agreement with AXA Equitable with respect to the Target Allocation Portfolios will be available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2006.

Management Fees

Each Target Allocation Portfolio pays a fee to AXA Equitable for management services equal to an annual rate of 0.10% of the portfolio’s average daily net assets. AXA Equitable also provides administrative services to the Trust including, among others: coordination of the

MANAGEMENT TEAM

The Manager (cont’d)

Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each Target Allocation Portfolio pays AXA Equitable a fee at an annual rate of 0.15% of the Target Allocation Portfolio’s total average daily net assets, plus $35,000. As noted in the prospectus for each Underlying Portfolio, AXA Equitable and, in certain cases, its affiliates serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Target Allocation Portfolio. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting until April 30, 2008 (unless the board of trustees consents to an earlier revision or termination of this arrangement) the expenses of each Target Allocation Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the Target Allocation Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, expenses of Underlying Portfolios, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each portfolio’s business), are limited to 0.35% for Class A shares.

AXA Equitable may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the portfolio’s expense ratio and such reimbursements do not exceed the portfolio’s expense cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments or waivers made, the portfolio will be charged such lower expenses.

PORTFOLIO SERVICES

Buying and Selling Shares

Each Target Allocation Portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. The Target Allocation Portfolios are not designed for market-timers, see the section entitled “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is received and accepted by a Target Allocation Portfolio or its designated agent. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The Target Allocation Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase and Redemption Restrictions on Market-Timers and Active Traders

Frequent transfers or purchases and redemptions of portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Target Allocation Portfolios. Such activity may adversely affect portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, to accommodate frequent trades by investors, a Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent that a portfolio invests in Underlying Portfolios that invest a significant portion of their assets in foreign securities (e.g., Multimanager International Equity Portfolio, EQ/Van Kampen Emerging Markets Equity Portfolio, EQ/Evergreen International Bond Portfolio) the securities of small- and mid-capitalization companies (e.g., Multimanager Aggressive Equity Portfolio, Multimanager Health Care Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, EQ/Small Company Index Portfolio) or high-yield securities (Multimanager High Yield Bond Portfolio), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a portfolio that will not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds, which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive trading activity. The Trust and the Target Allocation Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust seeks to apply its policies and procedures to all shareholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all shareholders.

•

The limits on AXA Equitable’s ability, on behalf of the Trust, to monitor and detect disruptive trading activity and to impose restrictions described herein means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent purchase and redemptions, while others will bear the effect of that activity.

PORTFOLIO SERVICES (cont’d)

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s purchase and redemption patterns involving the Trust’s portfolios are disruptive to the Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined purchase and redemption activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. The Trust aggregates inflows and outflows for each portfolio on a daily basis. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Not withstanding our efforts, we may be unable to detect or deter market timing activities by certain persons, which can lead to disruption of management of, and excess costs to, the particular portfolio.

Selling Restrictions

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

Restriction	Situation
The portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.
A portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to the following schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

PORTFOLIO SERVICES (cont’d)

•

The price you pay or receive for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is received and accepted by a Portfolio or its designated agent.

•

An Underlying Portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares because foreign securities sometimes trade on days when a fund’s shares are not priced.

Shares of the Underlying Portfolios held by the Target Allocation Portfolios are valued at their net asset value. Generally, other portfolio securities and assets of the Target Allocation Portfolios as well as the portfolio securities and assets of the Underlying Portfolios are valued as follows:

•	Equity securities — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) — based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the portfolio’s board of trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•	Investment company securities — shares of open-end mutual funds held by a portfolio will be valued at the net asset value of the shares of the portfolio as described in the portfolio’s prospectus.

•

Other Securities — other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith under the direction of the portfolio’s board of trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the Trust’s calculation of net asset values for each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s board of trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the portfolio’s NAV by those traders.

Dividends and Other Distributions

The Target Allocation Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

Tax Consequences

Each Target Allocation Portfolio is treated as a separate corporation and intends to qualify or continue to qualify to be treated as a regulated investment company for federal income tax purposes. A portfolio will be so treated if it meets specified federal income tax rules, including

PORTFOLIO SERVICES (cont’d)

requirements regarding types of investments, limits on investments, types of income, and distribution. A regulated investment company is not taxed at the entity (portfolio) level to the extent it passes through its income and gains to its shareholders by making distributions. Although the Trust intends that each Target Allocation Portfolio will be operated to have no federal tax liability, if any Portfolio does have any federal tax liability that would hurt the investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Target Allocation Portfolio to maintain its regulated investment company status (and certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance and annuity contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as the investment manager and as the administrator for the Trust, therefore carefully monitors the Portfolios’ compliance with all of the regulated investment company rules and variable insurance and annuity contract investment diversification rules.

Contract owners seeking to more fully understand the tax consequences of their investments should consult with their tax advisers or the insurance company that issued their variable products or refer to their Contract prospectus.

Additional Information

Portfolio Distribution Arrangements

The Target Allocation Portfolios are distributed by AXA Advisors, LLC and AXA Distributors, LLC, affiliates of AXA Equitable, the Co-Distributors. The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Target Allocation Portfolios’ Class B shares. Under the plan, Class B shares pay each of the Co-Distributors an annual fee to compensate them for promoting, selling and servicing shares of the Target Allocation Portfolios. The annual fee is equal to 0.25% of each portfolio’s average daily net assets. Because these distribution fees are paid out of the Target Allocation Portfolio’s assets on an ongoing basis, over time these fees will increase your cost of investing and may cost you more than paying other types of charges.

The Co-Distributors may receive payments from certain Sub-advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Sub-advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Sub-advisers with increased access to persons involved with the distribution of the Contracts. The Co-Distributors also may receive other marketing support from the Sub-advisers in connection with the distribution of the Contracts.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Target Allocation Portfolios’ Class A and Class B shares. The financial information in the table below is for the period of the portfolio’s operations. The information below has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2006 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

Target 2015 Allocation Portfolio

	Class A
	August 31, 2006* to December 31, 2006(c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.23
Net realized and unrealized gain on investments	0.56

Total from investment operations	0.79

Less distributions:
Dividends from net investment income	(0.25)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.25)

Net asset value, end of period	$10.54

Total return(b)	7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$540
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.35%
Before waivers and reimbursements(a)	7.98	%(e)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	6.68	%(d)
Before waivers and reimbursements(a)	(1.66	)%(d)
Portfolio turnover rate	3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.29

FINANCIAL HIGHLIGHTS (cont’d)

Target 2015 Allocation Portfolio (continued)

	Class B
	August 31, 2006* to December 31, 2006(c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.39
Net realized and unrealized gain on investments	0.39

Total from investment operations	0.78

Less distributions:
Dividends from net investment income	(0.24)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.24)

Net asset value, end of period	$10.54

Total return(b)	7.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,023
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.60%
Before waivers and reimbursements(a)	8.23	%(e)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	11.01	%(d)
Before waivers and reimbursements(a)	3.72	%(d)
Portfolio turnover rate	3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.26

FINANCIAL HIGHLIGHTS (cont’d)

Target 2025 Allocation Portfolio

	Class A
	August 31, 2006* to December 31, 2006(c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.19
Net realized and unrealized gain on investments	0.68

Total from investment operations	0.87

Less distributions:
Dividends from net investment income	(0.22)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.22)

Net asset value, end of period	$10.65

Total return(b)	8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$544
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.35%
Before waivers and reimbursements(a)	7.39	%(e)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	5.55	%(d)
Before waivers and reimbursements(a)	(2.33	)%(d)
Portfolio turnover rate	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.27

	Class B
	August 31, 2006* to December 31, 2006(c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.31
Net realized and unrealized gain on investments	0.55

Total from investment operations	0.86

Less distributions:
Dividends from net investment income	(0.21)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.21)

Net asset value, end of period	$10.65

Total return(b)	8.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,154
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.60%
Before waivers and reimbursements(a)	7.64	%(e)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	8.86	%(d)
Before waivers and reimbursements(a)	2.18	%(d)
Portfolio turnover rate	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.24

FINANCIAL HIGHLIGHTS (cont’d)

Target 2035 Allocation Portfolio

	Class A
	August 31, 2006* to December 31, 2006(c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.16
Net realized and unrealized gain on investments	0.78

Total from investment operations	0.94

Less distributions:
Dividends from net investment income	(0.18)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.18)

Net asset value, end of period	$10.76

Total return(b)	9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$547
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.35%
Before waivers and reimbursements(a)	9.66	%(e)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	4.50	%(d)
Before waivers and reimbursements(a)	(4.99	)%(d)
Portfolio turnover rate	4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.33

	Class B
	August 31, 2006* to December 31, 2006(c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.19
Net realized and unrealized gain on investments	0.74

Total from investment operations	0.93

Less distributions:
Dividends from net investment income	(0.17)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.17)

Net asset value, end of period	$10.76

Total return(b)	9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,228
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.60%
Before waivers and reimbursements(a)	9.91	%(e)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	5.42	%(d)
Before waivers and reimbursements(a)	(3.77	)%(d)
Portfolio turnover rate	4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.32

FINANCIAL HIGHLIGHTS (cont’d)

Target 2045 Allocation Portfolio

	Class A
	August 31, 2006* to December 31, 2006(c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.12
Net realized and unrealized gain on investments	0.89

Total from investment operations	1.01

Less distributions:
Dividends from net investment income	(0.15)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.15)

Net asset value, end of period	$10.86

Total return(b)	10.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$551
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.35%
Before waivers and reimbursements(a)	10.59	%(e)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	3.47	%(d)
Before waivers and reimbursements(a)	(6.92	)%(d)
Portfolio turnover rate	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.36

	Class B
	August 31, 2006* to December 31, 2006(c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.18
Net realized and unrealized gain on investments	0.82

Total from investment operations	1.00

Less distributions:
Dividends from net investment income	(0.14)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.14)

Net asset value, end of period	$10.86

Total return(b)	10.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,052
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.60%
Before waivers and reimbursements(a)	10.84	%(e)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	5.06	%(d)
Before waivers and reimbursements(a)	(5.07	)%(d)
Portfolio turnover rate	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.36

FINANCIAL HIGHLIGHTS (Concluded)

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Net investment income and capital changes are based on average shares outstanding.
(d)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(e)	Reflects overall fund ratios for investment income and non-class specific expense.

If you would like more information about the portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Includes more information about the portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the portfolios’ SAI.

To order a free copy of a portfolio’s SAI and/or Annual and Semi-Annual Report, contact your financial professional, or the portfolios at:

AXA Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference

Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolios are available on the

EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

100 F Street, N.E.

Washington, D.C. 20549-0102

AXA Premier VIP Trust

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

(Investment Company Act File No. 811-10509)

© 2007 AXA Premier VIP Trust